Annual Total Returns[BarChart] - Invesco CEF Income Composite ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.61%	15.78%	4.21%	5.12%	(1.56%)	14.08%	14.18%	(8.89%)	24.17%	4.66%